Risk Management - Summary of Reconciliation of Allowance for Loan Losses (Detail) $ in Millions	12 Months Ended
Dec. 31, 2023 CAD ($)
Disclosure of credit risk exposure [Line Items]
Beginning balance	$ 724
Net re-measurement due to transfers	0
Transfer to stage 1	0
Transfer to stage 2	0
Transfer to stage 3	0
Net originations, purchases and disposals	30
Repayments	0
Changes to risk, parameters, and models	210
Foreign exchange and other adjustments	(35)
Ending balance	929
Stage 1 [member]
Disclosure of credit risk exposure [Line Items]
Beginning balance	511
Net re-measurement due to transfers	4
Transfer to stage 1	12
Transfer to stage 2	(6)
Transfer to stage 3	(2)
Net originations, purchases and disposals	45
Repayments	0
Changes to risk, parameters, and models	(71)
Foreign exchange and other adjustments	(7)
Ending balance	482
Stage 2 [member]
Disclosure of credit risk exposure [Line Items]
Beginning balance	141
Net re-measurement due to transfers	6
Transfer to stage 1	(11)
Transfer to stage 2	28
Transfer to stage 3	(11)
Net originations, purchases and disposals	8
Repayments	0
Changes to risk, parameters, and models	48
Foreign exchange and other adjustments	7
Ending balance	210
Stage 3 [member]
Disclosure of credit risk exposure [Line Items]
Beginning balance	72
Net re-measurement due to transfers	(10)
Transfer to stage 1	(1)
Transfer to stage 2	(22)
Transfer to stage 3	13
Net originations, purchases and disposals	(23)
Repayments	0
Changes to risk, parameters, and models	233
Foreign exchange and other adjustments	(35)
Ending balance	$ 237